LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED JUNE 1, 2014

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

LEGG MASON DYNAMIC MULTI-STRATEGY FUND,

EACH DATED JUNE 1, 2014

Effective June 30, 2014, the fund will be named QS Legg Mason Dynamic Multi-Strategy Fund. Prior to June 30, 2014, the fund is named Legg Mason Dynamic Multi-Strategy Fund.

Effective June 30, 2014, the fund’s subadviser will be named QS Legg Mason Global Asset Allocation, LLC. Prior to June 30, 2014, the name of the fund’s subadviser is Legg Mason Global Asset Allocation, LLC.

Please retain this supplement for future reference.

LMFX016417